CONP 8/11/06 ... UBLIC

This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Simon Raykher, Esq., Satellite Asset Management, L.P., 623 Fifth Avenue, 19th Floor, New York, New York 10022 (212) 209-2060.

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06065852

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
FEB 1 4 2006
1086

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

CONFIDENTIAL TREATMENT EXPIRED

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 623 Fifth Avenue, 19th Floor
New York, NY 10022

Form 13F File Number: 028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Simon Raykher
Title: General Counsel
Phone: (212) 209-2000

PROCESSED
JAN 1 1 2007 E
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

Simon Raykher	New York, New York	February 13, 2005
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $ 177,988 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Simon Raykher, Esq., Satellite Asset Management, L.P., 623 Fifth Avenue, 19th Floor, New York, New York 10022 (212) 209-2060.

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
WESTCORP INC	COM	957907108	$3,664	55,000	SH		SOLE		55,000		
ABGENIX INC	COM	00339B107	$15,258	710,000	SH		SOLE		710,000		
ARDEN REALTY INC	COM	039793104	$4,502	100,430	SH		SOLE		100,430		
FAIRMONT HOTELS RESORTS INC	COM	305204109	$10,603	250,000	SH		SOLE		250,000		

This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Simon Raykher, Esq., Satellite Asset Management, L.P., 623 Fifth Avenue, 19th Floor, New York, New York 10022 (212) 209-2060.

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
CHIRON CORP	COM	170040109	$680	15,300	SH		SOLE		15,300		
GUIDANT CORP	COM	401698105	$94,208	1,454,949	SH		SOLE		1,454,949		
PANAMSAT HLDG CORP	COM	69831Y105	$1,664	67,910	SH		SOLE		67,910		
BURLINGTON RES INC	COM	122014103	$47,410	550,000	SH		SOLE		550,000		

REPORT SUMMARY: 8 DATA RECORDS $ 177,988